Intangible Assets - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Cash_Generating_Units BusinessSegments	Dec. 31, 2019 USD ($) Cash_Generating_Units
Disclosure of detailed information about intangible assets [line items]
Number of cash generating units identified | Cash_Generating_Units	22	25
Number of business segments analysed for cash generating units | BusinessSegments	3
Cash flow forecasts projection period description	The cash flow forecasts are primarily based on a five-year strategic plan document formally approved by the Board of Directors and specifically exclude the impact of future development activity. To align with the Group’s acquisition modelling methodology
Terminal value assumption annuity period	20 years
Impairment charge	$ 410
Average EBITDA margin for CGU over initial five-year period	22.50%
Minimum [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to the cash flow projections (real pre-tax)	6.50%	6.60%
Maximum [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to the cash flow projections (real pre-tax)	8.60%	8.70%
Maximum [member] | Each of remaining cash generating units [member]
Disclosure of detailed information about intangible assets [line items]
Percentage of goodwill allocated to CGUs	10.00%
Long lived cement assets [member]
Disclosure of detailed information about intangible assets [line items]
Terminal value assumption annuity period	30 years
Individual assets or cash-generating units [member]
Disclosure of detailed information about intangible assets [line items]
Sensitivity analysis description	Sensitivity analysis has been performed and results in additional disclosures in respect of three of the total 22 CGUs of which one was also disclosed as sensitive in the prior year. The key assumptions, methodology used and values applied to each of the key assumptions for these CGUs are in line with those outlined above (a 30-year annuity period has been used). The three CGUs have aggregate goodwill of $915 million at the date of testing.
Goodwill at date of testing	$ 915
Value-in-use (being the present value of future net cash flows)	2,865
Carrying amount	$ 2,424
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about intangible assets [line items]
Description of level of fair value hierarchy within which fair value measurement is categorised for goodwill	The recoverable amount of 22 CGUs is determined based on a value-in-use computation, using Level 3 inputs in accordance with the fair value hierarchy.
Number of CGUs subject to impairment testing for goodwill | Cash_Generating_Units	22
Europe [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to the cash flow projections (real pre-tax)	7.60%	6.80%
Impairment charge	$ 410	$ 0
Value-in-use (being the present value of future net cash flows)	$ 1,782
Europe [member] | Minimum [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	0.70%
Europe [member] | Maximum [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	2.00%
Americas [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	1.60%
Asia [member]
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections	3.10%